ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounts Payable And Accrued Liabilities [Abstract]
Disclosure of accounts payable and accrued liabilities [Table Text Block]
	As at December 31,
	2021	2020
Trade payables	30,100	32,775
Accrued liabilities	25,560	18,972
	55,660	51,747